UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMT	Nuveen Mortgage Opportunity Term Fund 2 Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 137.1% (97.5% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 126.6% (90.0% of Total Investments)

$925	280 Park Avenue Mortgage Trust, Series 2017-280P, 144A, (1-Month LIBOR reference rate + 2.119% spread), (3)	4.038%	9/15/34	BB–	$925,015
543	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.500%	7/25/46	N/R	543,916
223	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.644%	1/25/47	A	222,112
418	Angel Oak Mortgage Trust, Series 2017-2, 144A	2.478%	7/25/47	AAA	411,013
474	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	422,746
925	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P, 144A	3.596%	4/14/33	BB–	868,860
1,565	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	1,280,361
1,277	Bank of America Funding Trust, 2007-A 2A1, (1-Month LIBOR reference rate + 0.160% spread), (3)	2.057%	2/20/47	CCC	1,232,129
1,553	Bayview Opportunity Master Fund Trust, 2017-CRT1, 144A, (1-Month LIBOR reference rate + 2.150% spread), (3)	4.027%	10/25/28	BBB	1,556,024
719	Bayview Opportunity Master Fund Trust, 2017-CRT2, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	3.877%	11/25/27	BBB	719,020
95	Bayview Opportunity Master Fund Trust, 2017-RN7, 144A	3.105%	9/28/32	N/R	94,151
948	Bayview Opportunity Master Fund Trust, 2017-RN8, 144A	3.352%	11/28/32	N/R	944,806
975	BB UBS Trust, Series 2012-SHOW, 144A	4.026%	11/05/36	Baa1	924,424
1,252	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1, (1-Month LIBOR reference rate + 0.180% spread), (3)	2.077%	3/25/37	Caa3	1,199,058
490	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	3.842%	2/25/47	N/R	463,203
675	BENCHMARK 2018-B1 Mortgage Trust, 144A	2.750%	1/15/51	BBB–	522,739
1,062	Chaseflex Trust Series 2007-2, (1-Month LIBOR reference rate + 0.280% spread), (3)	2.177%	5/25/37	CCC	1,018,068
210	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29, 144A	3.110%	4/10/48	BBB–	158,509
290	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD3, 144A	3.250%	2/10/50	BBB–	232,717
685	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD4, 144A	3.300%	5/10/50	BBB–	556,723
92	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	3.792%	3/25/36	Caa2	85,335
111	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	3.959%	8/25/35	Caa2	101,728
280	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	3.667%	7/25/37	Caa2	274,047
190	Commercial Mortgage Pass-Through Certificates 2012-CR3, 144A	4.755%	10/15/45	A–	181,699
970	Commercial Mortgage Pass-Through Certificates Series CR5 A4, 144A	4.320%	12/10/45	Baa3	863,904
950	Commercial Mortgage Pass-Through Certificates, Series 2017-CR9, 144A	4.262%	7/10/45	BBB–	812,477
350	Core Industrial Trust, Series 2015-CALW, 144A	3.850%	2/10/34	B	333,545
1,039	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	766,369
1,101	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1, (1-Month LIBOR reference rate + 0.140% spread), (3)	2.037%	8/25/37	Caa2	988,224
1,053	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	3.384%	3/20/36	Caa3	909,875
936	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	3.307%	11/20/35	Caa3	851,296
774	Countrywide Home Loans, Mortgage Pass-Through Trust Series 2007-HY04	3.480%	9/25/47	N/R	723,960
189	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.995%	5/25/36	N/R	176,836

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,150	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.797%	4/15/50	BBB–	$1,011,277
1,400	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.357%	8/15/48	BBB–	1,105,077
800	Fannie Mae Connecticut Avenue Securities , Series 2016-C03, (1-Month LIBOR reference rate + 5.900% spread), (3)	7.797%	10/25/28	B+	939,627
444	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.097%	8/25/30	B	446,401
500	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (3)	4.897%	10/25/29	B1	530,347
1,115	Fannie Mae Connecticut Avenue Securities, Series 2013-C01, (1-Month LIBOR reference rate + 5.250% spread), (3)	7.147%	10/25/23	BBB–	1,297,671
623	Fannie Mae REMIC Pass-Through Certificates	0.000%	6/25/36	Aaa	530,665
713	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.550% spread), (3)	7.447%	4/25/28	BB–	803,215
451	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.700% spread), (3)	7.597%	4/25/28	B	522,752
1,025	Fannie Mae, Connecticut Avenue Securities, Series 2016-C04, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.147%	1/25/29	Ba1	1,160,124
548	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.550% spread), (3)	6.447%	2/25/25	BBB–	594,647
156	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	6.897%	7/25/25	B	176,952
857	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	6.897%	7/25/25	BB	958,932
880	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 10.750% spread), (3)	12.647%	1/25/29	N/R	1,182,073
717	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.347%	1/25/29	B+	801,597
1,200	Fannie Mae, Connecticut Avenue Securities, Series 2016-C06, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.147%	4/25/29	B+	1,360,257
485	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07, (1-Month LIBOR reference rate + 9.500% spread), (3)	11.397%	5/25/29	N/R	631,939
732	Fannie Mae, Connecticut Avenue Securities, Series 2017-C01, (1-Month LIBOR reference rate + 5.750% spread), (3)	7.647%	7/25/29	N/R	854,825
1,910	Fannie Mae, Connecticut Avenue Securities, Series 2017-C02, (1-Month LIBOR reference rate + 5.500% spread), (3)	7.397%	9/25/29	N/R	2,108,677
1,175	Fannie Mae, Connecticut Avenue Securities, Series 2017-C03, (1-Month LIBOR reference rate + 4.850% spread), (3)	6.747%	10/25/29	N/R	1,294,517
475	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 2.850% spread), (3)	4.747%	11/25/29	B	494,621
1,446	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 5.050% spread), (3)	6.947%	11/25/29	N/R	1,550,043
810	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.097%	1/25/30	B3	820,547
1,110	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 3.600% spread), (3)	5.497%	1/25/30	N/R	1,111,389
1,075	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 3.650% spread), (3)	5.547%	9/25/29	B	1,169,737
1,265	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.150% spread), (3)	6.047%	2/25/30	N/R	1,311,814
1,000	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.347%	2/25/30	N/R	1,023,921
670	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.347%	5/25/30	N/R	688,760
535	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.397%	5/25/30	B	543,284
1,236	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 4.000% spread), (3)	5.897%	5/25/30	N/R	1,268,672
843	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	708,008
444	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	372,652
836	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	3.394%	9/25/35	Caa2	803,166

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$5,230	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.568%	6/25/42	Aaa	$664,041
1,196	Freddie Mac Mortgage Trust, Multifamily Mortgage-Pass-Through Certificates, Series K720, 144A	3.505%	7/25/22	Baa3	1,146,111
965	Freddie Mac MultiFamily Aggregation Period Risk Transfer Trust, Series 2017-KT01, 144A	4.566%	2/25/20	Aaa	950,384
1,175	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, 144A	4.082%	8/25/47	A3	1,168,655
600	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K715, 144A	4.266%	2/25/46	A3	601,381
935	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K44, 144A	3.810%	1/25/48	BBB–	896,674
385	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K714, 144A	3.980%	1/25/47	Baa1	381,542
373	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K54, 144A	4.189%	4/25/48	BBB–	364,218
384	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K56, 144A	4.073%	6/25/49	BBB–	371,317
270	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K722, 144A	3.966%	7/25/49	BBB–	262,552
390	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K68, 144A	3.976%	8/25/27	Baa2	359,188
290	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K724, 144A	3.601%	11/25/23	BBB	287,262
515	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K725, 144A	4.012%	2/25/50	BBB	498,126
265	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K728, 144A	3.764%	11/25/50	BBB–	250,016
320	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K728, 144A	3.854%	10/25/49	BBB	300,857
632	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF30, 144A, (1-Month LIBOR reference rate + 3.250% spread), (3)	5.133%	3/25/27	N/R	647,906
415	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF33, 144A	3.992%	12/25/50	BBB–	384,311
523	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF33, 144A, (1-Month LIBOR reference rate + 2.550% spread), (3)	4.433%	6/25/27	N/R	525,609
640	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF40, 144A, (1-Month LIBOR reference rate + 2.700% spread), (3)	4.583%	11/25/27	N/R	647,657
2,000	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K068, (I/O)	2.064%	10/25/44	Aaa	295,949
1,302	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K068, (I/O)	2.130%	10/25/44	Aaa	193,930
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.909%	1/25/43	Aaa	96,769
5,375	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.812%	11/25/40	Aaa	373,584
7,001	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.714%	7/25/41	Aaa	523,721
5,015	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.782%	9/25/41	Aaa	394,006
3,975	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.281%	1/25/42	Aaa	435,281
5,588	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K049, (I/O)	1.603%	10/25/43	Aaa	523,605
1,245	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K061, (I/O)	2.205%	5/25/27	Aaa	188,423
1,943	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K065, (I/O)	2.257%	7/25/45	Aaa	306,576
10,368	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, (I/O)	1.851%	1/25/42	Aaa	436,835
4,579	Freddie Mac Multifamily Structures Pass-Through Certificates, Series 2011-K012, (I/O)	2.329%	1/25/41	Aaa	264,947

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$225	Freddie Mac MultiFamily Trust, Structured Pass-Through Certificates, Series 2014-K37, 144A	4.714%	1/25/47	A–	$225,776
1,125	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.650% spread), (3)	4.547%	12/25/29	B	1,159,949
575	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.900% spread), (3)	5.797%	4/25/29	B	642,686
1,155	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.350% spread), (3)	6.247%	9/25/30	N/R	1,144,448
4,885	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.675%	8/25/40	Aaa	105,120
1,293	FREMF 2016-K504 Mortgage Trust, 144A	3.135%	9/25/20	N/R	1,269,179
265	FREMF 2018-K730 Mortgage Trust, 144A	3.926%	2/25/50	BBB	250,080
1,450	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	B–	1,463,460
100	Ginnie Mae Mortgage Pool	3.000%	1/20/40	Aaa	93,551
106	Ginnie Mae Mortgage Pool	3.000%	2/16/40	Aaa	97,814
525	Ginnie Mae Mortgage Pool	3.000%	11/20/41	Aaa	486,256
465	Ginnie Mae Mortgage Pool	2.500%	9/20/42	Aaa	409,680
205	Ginnie Mae Mortgage Pool	3.500%	8/16/43	Aaa	201,945
250	Ginnie Mae Mortgage Pool	3.000%	3/20/44	Aaa	229,537
750	Ginnie Mae Mortgage Pool	3.500%	8/20/44	Aaa	737,551
750	Ginnie Mae Mortgage Pool	3.000%	9/20/44	Aaa	699,262
592	Ginnie Mae Mortgage Pool, (I/O)	4.000%	9/16/26	Aaa	61,332
3,410	Ginnie Mae Mortgage Pool, (I/O)	3.000%	12/16/27	Aaa	316,966
721	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	N/R	647,874
548	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.879%	4/19/36	Caa3	516,097
1,080	Goldman Sachs GSAA Home Equity Trust, Series 2007-8, (1-Month LIBOR reference rate + 0.450% spread), (3)	2.347%	8/25/37	B1	1,024,042
375	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2017-500K, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	3.719%	7/15/32	N/R	376,167
229	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	3.574%	3/25/47	D	210,161
1,130	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2014-GC20, 144A	4.859%	4/10/47	BBB–	749,790
701	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS5, 144A	3.509%	3/10/50	BBB–	574,977
775	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS6, 144A	3.243%	5/10/50	BBB–	611,352
525	Goldman Sachs Mortgage Securities Trust, Series 2014-GC18	4.944%	1/10/47	A3	535,084
295	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	37,584
214	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.804%	5/25/37	D	185,756
541	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	3.411%	7/25/37	Caa2	503,518
729	IndyMac INDX Mortgage Loan Trust, Series 07-AR5	3.551%	5/25/37	Ca	673,591
886	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	3.454%	8/25/35	Caa3	801,644
1,165	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	3.488%	11/25/35	Caa3	1,080,538
176	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11	3.727%	6/25/36	Ca	162,982
532	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	3.110%	3/25/36	Ca	511,340
385	InSite Issuer LLC, Series 2016-1A, 144A	6.414%	11/15/46	BB–	387,416
305	JPMBD Commercial Mortgage Securities Trust, Series 2016-C4, 144A	3.095%	12/15/49	BBB–	242,337
202	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	172,544
505	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5, 144A	5.405%	8/15/46	Baa3	495,646
1,300	JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	1,307,210
1,084	JPMorgan JPMBB Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2014-C23, 144A	3.957%	9/15/47	BBB–	926,389
628	JPMorgan Mortgage Acquisition Trust, Series 2006-A6	3.716%	10/25/36	Caa2	568,743
283	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	3.845%	6/25/36	Caa2	269,355

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,465	LSTAR Securities Investment Ltd 2018-1, 144A, (1-Month LIBOR reference rate + 1.550% spread), (3)	3.457%	2/01/23	N/R	$1,463,406
184	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-3, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	3.887%	4/01/22	N/R	183,963
497	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-6, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	3.657%	9/01/22	N/R	497,447
509	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-7, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	3.657%	10/01/22	N/R	510,088
497	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-8, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3)	3.557%	11/01/22	N/R	498,239
847	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2, (H15T1Y reference rate + 2.400% spread), (3)	4.640%	8/25/36	Caa2	827,285
865	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.734%	6/25/37	N/R	717,469
1,204	MFRA Trust, Series 2017-NPL1, 144A	3.352%	11/25/47	N/R	1,196,557
625	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.247%	10/12/52	Caa1	91,188
440	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.247%	10/12/52	Ca	29,212
765	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	Ba2	771,611
600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-T29, 144A	6.166%	1/11/43	BBB–	600,000
445	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BNK2, 144A	3.000%	11/15/49	BBB–	351,427
1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CLS, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	4.519%	11/15/34	B3	1,529,690
1,480	Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, 144A	3.865%	9/13/39	BB–	1,377,747
154	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	3.619%	3/25/36	Caa3	135,587
1,122	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	D	1,001,112
694	Mortgage IT Trust, Mortgage-Backed Notes , Series 2006-1, (1-Month LIBOR reference rate + 0.200% spread), (3)	2.097%	4/25/36	Ca	616,514
154	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-3A, 144A	3.250%	9/25/56	Aaa	153,747
336	Oak Hill Advisors Residential Loan Trust , Series 2017-NPL1, 144A	3.000%	6/25/57	N/R	334,048
513	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1, (1-Month LIBOR reference rate + 0.300% spread), (3)	2.197%	4/25/36	CCC	494,532
1,186	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	4.385%	9/25/35	Caa3	1,054,382
697	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	672,246
647	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	4.471%	1/25/36	Caa3	557,619
897	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	829,925
2,255	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2, (1-Month LIBOR reference rate + 0.290% spread), (3)	2.187%	2/25/36	Aa3	2,187,975
935	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.470%	2/20/47	N/R	831,986
1,038	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1, (1-Month LIBOR reference rate + 0.190% spread), (3)	2.087%	7/25/37	CCC	1,001,140
1,117	Structured Agency Credit Risk Debt Notes, 2013-DN2, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.147%	11/25/23	BB	1,242,774

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$339	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, (1-Month LIBOR reference rate + 9.200% spread), (3)	11.097%	10/25/27	N/R	$457,012
629	Structured Agency Credit Risk Notes, Series 2015-HQA2, (1-Month LIBOR reference rate + 10.500% spread), (3)	12.397%	5/25/28	N/R	862,603
407	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 2.900% spread), (3)	4.797%	7/25/28	A2	417,582
1,292	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 5.550% spread), (3)	7.447%	7/25/28	Ba1	1,568,240
250	Structured Agency Credit Risk Notes, Series 2016-DNA4, (1-Month LIBOR reference rate + 3.800% spread), (3)	5.697%	3/25/29	B+	279,329
1,443	Structured Agency Credit Risk Notes, Series 2016-HQA1, (1-Month LIBOR reference rate + 2.750% spread), (3)	4.647%	9/25/28	BBB+	1,476,365
575	Structured Agency Credit Risk Notes, Series 2016-HQA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	7.047%	11/25/28	Ba1	686,237
675	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 3.850% spread), (3)	5.747%	3/25/29	B+	752,773
809	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 9.000% spread), (3)	10.897%	3/25/29	N/R	997,376
615	Structured Agency Credit Risk Notes, Series 2016-HQA4, (1-Month LIBOR reference rate + 8.750% spread), (3)	10.647%	4/25/29	N/R	731,291
470	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 11.250% spread), (3)	13.147%	10/25/29	N/R	527,268
400	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 3.450% spread), (3)	5.347%	10/25/29	B+	435,032
570	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	7.047%	10/25/29	N/R	642,731
1,393	Structured Agency Credit Risk Notes, Series 2017-DNA3, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.347%	3/25/30	N/R	1,487,947
525	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 3.550% spread), (3)	5.447%	8/25/29	B2	570,394
575	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 5.000% spread), (3)	6.897%	8/25/29	N/R	616,082
1,105	Structured Agency Credit Risk Notes, Series 2017-HQA2, (1-Month LIBOR reference rate + 4.750% spread), (3)	6.647%	12/25/29	N/R	1,160,530
250	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 12.750% spread), (3)	14.647%	8/25/29	N/R	280,195
1,125	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 2.350% spread), (3)	4.247%	4/25/30	B2	1,139,268
250	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.347%	4/25/30	N/R	257,369
762	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.750% spread), (3)	6.647%	10/25/24	BBB	849,248
275	Structured Agency Credit Risk Notes, Series 2017-HRP1, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.397%	12/25/42	N/R	254,520
752	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.678%	2/25/37	N/R	633,116
380	TMSQ Mortgage Trust, Series 2014-1500, 144A	3.835%	10/10/36	Baa1	358,776
887	US Residential Opportunity Fund Trust, Series 2017-1III, 144A	3.352%	11/27/37	N/R	884,623
805	VeriCrest Opportunity Loan Transferee, Series 2017-NP10, 144A	4.625%	10/25/47	N/R	795,439
785	VeriCrest Opportunity Loan Transferee, Series 2017-NP11, 144A	4.625%	10/25/47	N/R	774,392
308	VeriCrest Opportunity Loan Transferee, Series 2017-NPL1, 144A	3.250%	5/25/47	N/R	306,313
1,333	VeriCrest Opportunity Loan Transferee, Series 2017-NPL3, 144A	3.500%	3/25/47	N/R	1,333,384
741	VeriCrest Opportunity Loan Transferee, Series 2017-NPL4, 144A	3.375%	4/25/47	N/R	739,505
780	VeriCrest Opportunity Loan Transferee, Series 2017-NPL5, 144A	5.375%	5/28/47	N/R	780,225
1,505	VeriCrest Opportunity Loan Transferee, Series 2017-NPL7, 144A	5.375%	6/25/47	N/R	1,505,247
685	VeriCrest Opportunity Loan Transferee, Series 2017-NPL8, 144A	5.000%	6/25/47	N/R	685,210
228	VeriCrest Opportunity Loan Transferee, Series 2017-NPL9, 144A	3.125%	9/25/47	N/R	226,372
675	VNO Mortgage Trust, Series 2012-6AVE, 144A	3.337%	11/15/30	A–	667,428
682	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B+	689,116
455	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.981%	4/15/47	B3	463,151
573	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	A+	584,719

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,175	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.287%	10/15/44	B3	$722,229
336	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	3.021%	11/25/36	D	320,009
408	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	2.831%	1/25/37	N/R	383,986
1,158	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, (12MTA reference rate + 0.820% spread), (3)	2.102%	12/25/46	Caa3	1,046,642
341	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-HY1, (1-Month LIBOR reference rate + 0.160% spread), (3)	2.057%	2/25/37	Caa3	274,128
550	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7, (12MTA reference rate + 0.980% spread), (3)	2.358%	7/25/46	Caa3	522,144
650	Wells Fargo Commercial Mortgage Trust 2017-C39	4.118%	9/15/50	A–	631,222
690	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-LC22	4.542%	9/15/58	BBB–	604,595
1,440	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.101%	5/15/48	BBB–	1,285,263
215	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass-Through Certificates, Series 2016-BNK1, 144A	3.000%	8/15/49	BBB–	170,234
730	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	567,010
$208,293	Total Mortgage-Backed Securities (cost $145,059,758)				145,614,023

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 10.5% (7.5% of Total Investments)

$465	Alm Loan Funding Trust, Series 2013-7RA, 144A, (3-Month LIBOR reference rate + 4.040% spread), (3)	6.388%	10/15/28	Baa3	$475,247
780	Atlas Senior Loan Fund IX Ltd, 144A, (3-Month LIBOR reference rate + 2.550% spread), (3)	4.607%	4/20/28	BBB–	780,380
445	Avant Loans Funding Trust, Series 2017-B, 144A	3.380%	4/15/21	N/R	444,146
400	Avery Point CLO Limited, Series 2014-5A, 144A, (3-Month LIBOR reference rate + 3.100% spread), (3)	5.453%	7/17/26	Baa3	400,075
250	BlueMountain Collateralized Loan Obligation, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.450% spread), (3)	5.809%	4/30/26	BBB	250,314
680	Bowman Park CLO Limited, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.350% spread), (3)	5.270%	11/23/25	BBB–	681,353
550	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2014-3A, 144A, (3-Month LIBOR reference rate + 3.270% spread), (3)	5.636%	7/27/26	Baa1	550,547
250	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2014-4A, 144A, (3-Month LIBOR reference rate + 3.600% spread), (3)	5.948%	10/15/26	Baa2	250,069
625	CIFC Funding Limited, Series 2014-3A, 144A, (3-Month LIBOR reference rate + 3.150% spread), (3)	5.512%	7/22/26	Baa3	625,308
750	Octagon Investment Partners XVII Ltd, 144A, (3-Month LIBOR reference rate + 2.500% spread), (3)	4.484%	1/25/31	BBB–	749,961
270	Octagon Investment Partners, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	5.848%	4/15/26	Baa2	270,032
1,196	Prestige Auto Receivables Trust, Series 2016-2A, 144A	3.910%	11/15/22	BBB+	1,194,004
251	Prosper Marketplace Issuance Trust, Series 2017-2A, 144A	3.480%	9/15/23	BBB–	250,262
235	Seneca Park CLO Limited, Asset Backed Securities, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	5.853%	7/17/26	Baa3	235,072
1,600	Sofi Consumer Loan Program Trust, Series 2016-3, 144A	4.490%	12/26/25	N/R	1,640,597
115	Sonic Capital LLC, 144A	4.026%	2/20/48	BBB	114,401
445	United Auto Credit Securitization Trust, Series 2017-1, 144A	5.090%	3/10/23	BB–	447,737
255	Vantage Data Centers Issuer LLC, 144A	4.072%	2/16/43	A–	257,129
750	Westlake Auto Receivables Trust, Series 2015-3A, 144A	5.890%	7/15/22	BB	757,793
650	Westlake Auto Receivables Trust, Series 2017-1A, 144A	5.050%	8/15/24	BB	657,256
1,065	Westlake Auto Receivables Trust, Series 2017-2A, 144A	3.280%	12/15/22	BBB	1,059,502
$12,027	Total Asset-Backed Securities (cost $12,133,125)				12,091,185
	Total Long-Term Investments (cost $157,192,883)				157,705,208

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.5% (2.5% of Total Investments)

	REPURCHASE AGREEMENTS – 3.5% (2.5% of Total Investments)

$3,997	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $3,997,694, collateralized by $3,990,000 U.S. Treasury Notes, 3.625%, due 8/15/19, value $4,081,726	0.740%	4/02/18	$3,997,365
	Total Short-Term Investments (cost $3,997,365)			3,997,365
	Total Investments (cost $161,190,248) – 140.6%			161,702,573
	Borrowings – (40.2)% (4), (5)			(46,200,000)
	Other Assets Less Liabilities – (0.4)% (6)			(468,294)
	Net Assets – 100%			$115,034,279

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S Treasury 10-Year Note	Short	(31)	6/18	$(3,750,943)	$(3,755,359)	$(4,416)	$(4,416)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$145,614,023	$—	$145,614,023
Asset-Backed Securities	—	12,091,185	—	12,091,185

Short-Term Investments:
Repurchase Agreements	—	3,997,365	—	3,997,365

Investments in Derivatives:
Futures Contracts*	(4,416)	—	—	(4,416)
Total	$(4,416)	$161,702,573	$—	$161,698,157
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of Investments	$159,314,345
Gross unrealized:
Appreciation	$5,328,573
Depreciation	(2,940,345)
Net unrealized appreciation (depreciation) of investments	$2,388,228

Tax cost of futures contracts	$(4,416)
Net unrealized appreciation (depreciation) of futures contracts	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Borrowings as a percentage of Total Investments is 28.6%.

(5)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(I/O)	Interest only security.

12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

H15T1Y	U.S. Treasury Yield Curve Rate T Note Constant Maturity 1-Year.

LIBOR	London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018